Note 8 - Fair Value Measurement - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Warrant Liabilities [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Beginning balance as of January 1, 2024	$ 0
Reclassification of Historical Warrants	2,130,167
Issuance of warrant liabilities	1,563,400
Change in fair value of warrant liabilities	(2,198,051)
Ending balance on December 31, 2024	$ 1,495,516